Summary of Finance Charges (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest:
Long-term debt	$ 121,810	$ 128,381
Other	378	1,083
Income	(1,444)	(1,858)
Amortization of debt issue costs	6,434	10,162
Other		160
Finance charges	$ 127,178	$ 137,928